UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable
Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Schedule of Investments of VCA 2 (Unaudited)

As of September 30, 2004	Shares	Value
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS
Aerospace/Defense - 1.3%
Lockhead Martin Corp.	88,400	$4,930,952

Biotechnology - 3.9%
Amgen, Inc. (a)	69,600	3,944,928
Genentech Inc.(a)	33,800	1,771,796
Gilead Sciences, Inc. (a)	142,800	5,337,864
MedImmune, Inc. (a)	142,500	3,377,250

		14,431,838

Capital Markets - 3.4%
Bank of New York (The)	88,500	2,581,545
Goldman Sachs Group, Inc. (The)	36,000	3,356,640
Lehman Brothers Holdings Corp.	38,300	3,053,276
Merrill Lynch & Co.	68,100	3,385,932

		12,377,393

Chemicals - 1.4%
Agrium, Inc.	282,100	5,010,096

Commercial Banks - 1.3%
Bank of America Corp.	112,800	4,887,624

Commercial Services & Supplies - 1.9%
Apollo Group, Inc. - Cl. A (a)	41,000	3,008,170
Cendant Corp.	179,100	3,868,560

		6,876,730

Communications Equipment - 1.9%
Nortel Networks Corp. (Canada) (a)	888,500	3,020,900
QualComm, Inc.	66,200	2,584,448
Research in Motion Ltd. (Canada) (a)	16,900	1,290,146

		6,895,494

Computers & Peripherals - 1.0%
International Business Machines Corp.	41,600	3,566,784

Consumer Finance - 1.9%
American Express Co.	137,300	7,065,458

Containers & Packaging - 0.8%
Temple-Inland, Inc.	42,100	2,827,015

Diversified Financial Services - 4.0%
Citigroup, Inc.	19,200	847,104
J.P. Morgan & Chase Co.	206,992	8,223,792
Principal Financial Group, Inc.	157,600	5,668,872

		14,739,768

Diversified Telecommunication Service - 1.5%
SBC Communications Corp.	209,500	5,436,525

Electric Utilities - 1.1%
Exelon Corp.	110,000	4,035,900

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	206,800	4,460,676

Energy Equipment & Services - 7.9%
BJ Services Co.	154,500	8,097,345
ENSCO International, Inc.	126,900	4,145,823
Schlumberger Ltd.	73,400	4,940,554
Smith International, Inc. (a)	82,700	5,022,371
Weatherford International Ltd. ADR (Bermuda) (a)	133,700	6,821,374

		29,027,467

Food & Staples Retailing - 1.1%
Kroger Co. (The) (a)	255,800	3,970,016

Health Care Equipment & Supplies - 0.9%
Guidant Corp.	53,300	3,519,932

Health Care Providers & Service - 1.5%
Caremark Rx, Inc.(a)	168,500	5,403,795

Industrial Conglomerates - 4.7%
General Electric Company	324,000	10,879,920
Tyco International Ltd. (Bermuda)	207,000	6,346,620

		17,226,540

Insurance - 3.8%
American International Group	60,800	4,133,792
Loews Corp.	88,600	5,183,100
XL Capital Ltd.-CI. A (Bermuda)	63,984	4,734,176

		14,051,068

Internet & Catalog Retail - 0.5%
InterActiveCorp. (a)	78,300	1,724,166

Media - 3.1%
DirecTV Group, Inc. (The) (a)	202,000	3,553,180
Univision Communications, Inc. - CI. A (a)	143,200	4,526,552
Viacom, Inc.-CI. B	101,500	3,406,340

		11,486,072

Metals & Mining - 8.5%
Alcoa, Inc.	150,600	5,058,654
Alumina Ltd. ADR	281,700	4,608,612
Companhia Vale do Rio Doce ADR (Brazil)	373,600	8,394,792
Freeport-McMoRan Cooper & Gold, Inc. - CI. B	204,100	8,266,050
Newmont Mining Corp.	107,600	4,899,028

		31,227,136

Multiline Retail - 1.2%
Target Corp.	96,900	4,384,725

Multi-Utilities & Unregulated Power - 2.6%
Constellation Energy Group, Inc.	94,000	3,744,960
Sempra Energy	160,200	5,797,638

		9,542,598

Office Electronics - 1.7%
Xerox Corp. (a)	455,600	6,414,848

Oil & Gas - 7.8%
Apache Corp.	91,470	4,583,562
Kerr-McGee Corp.	59,900	3,429,275
Nexen, Inc. (Canada)	97,900	4,091,241
Suncor Energy, Inc. (Canada)	281,400	9,007,614
Total Fina Elf S.A. ADR (France)	73,600	7,519,712

		28,631,404

Personal Products - 1.4%
Avon Products, Inc.	121,800	5,320,224

Pharmaceuticals - 10.7%
Allergan, Inc.	57,800	4,193,390
AstraZeneca PLC ADR (United Kingdom)	86,800	3,570,084
Eli Lilly & Co.	85,700	5,146,285
IVAX Corp. (a)	63,500	1,216,025
Novartis AG	95,800	4,470,986
Pfizer, Inc.	180,800	5,532,480
Roche Holdings Ltd. ADR	57,000	5,888,522
Sepracor, Inc. (a)	117,200	5,717,016
Wyeth	102,000	3,814,800

		39,549,588

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	142,800	2,864,568
Texas Instruments, Inc.	111,100	2,364,208
Marvell Technology Group Ltd. (a)	160,400	4,191,252
Maxim Integrated Products, Inc.	71,400	3,019,506
National Semiconductor Corp. (a)	177,100	2,743,279

		15,182,813

Software - 7.2%
Electronic Arts, Inc. (a)	125,700	5,780,943
Microsoft Corp.	442,100	12,224,065
Mercury Interactive Corp (a)	94,400	3,292,672
Navteq Corp.(a)	48,300	1,721,412
SAP AG ADR (Germany)	95,800	3,731,410

		26,750,502

Specialty Retail - 0.8%
Bed, Bath & Beyond, Inc. (a)	80,000	2,968,800

Tobacco - 1.1%
Altria Group, Inc.	83,800	3,941,952

TOTAL LONG-TERM INVESTMENTS - 97.2%
(Cost: $287,494,694)		$357,865,899

SHORT-TERM INVESTMENT - 2.7%
Mutual Fund
Dryden Core Investment Fund-
Taxable Money Market Series
(Cost: $ 9,979,260)	9,979,260	9,979,260

TOTAL INVESTMENTS - 99.9%
(Cost: $297,473,954)		$367,845,159
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		305,831

NET ASSETS - 100%		$368,150,990

(a)	Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.